Document and Entity Information	May 27, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001418091
Document Type	8-K
Document Period End Date	May 27, 2021
Entity Registrant Name	Twitter, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36164
Entity Tax Identification Number	20-8913779
Entity Address, Address Line One	1355 Market Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	222-9670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.000005 per share
Trading Symbol	TWTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false